(Loss) Income Per Share of Common Stock - Reconciliation of Numerator and Denominator Used to Calculate Basic and Diluted (Loss) Income Per Share (Detail) (USD $)
In Millions, except Share data in Thousands, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Earnings Per Share Basic And Diluted [Line Items]
(Loss) income from continuing operations	$ (11.7)	$ (0.7)	$ (8.7)	$ 1.3	$ 2.4	$ (0.8)	$ 1.3	$ 0.5	$ 1.9	$ (25.8)	$ 3.7	$ (5.7)	$ 2.9	$ 6.0
(Loss) income from discontinued operations, net of income taxes	(0.1)	3.5	(0.8)	0.4		1.3	(0.1)	(0.5)	(0.7)		0.4	3.1		0.8
Net (loss) income available for basic and diluted earnings per share	$ (11.8)	$ 2.8	$ (9.5)	$ 1.7	$ 2.4	$ 0.5	$ 1.2		$ 1.2	$ (25.8)	$ 4.1	$ (2.6)	$ 2.9	$ 6.8
Denominator
Basic weighted average shares	59,465			58,969						59,384	58,896	59,000	58,700	58,500
Effect of:
Employee stock options				33							27		17	17
Diluted weighted average shares	59,465			59,002						59,384	58,923	59,000	58,700	58,600
Basic and Diluted EPS:
(Loss) income per share from continuing operations	$ (0.20)	$ (0.01)	$ (0.15)	$ 0.02	$ 0.04	$ (0.01)	$ 0.02	$ 0.01	$ 0.03	$ (0.43)	$ 0.06	$ (0.09)	$ 0.05	$ 0.11
Income per share from discontinued operations, net of income taxes		$ 0.06	$ (0.01)	$ 0.01		$ 0.02		$ (0.01)	$ (0.01)		$ 0.01	$ 0.05		$ 0.01
Net (loss) income per share	$ (0.20)	$ 0.05	$ (0.16)	$ 0.03	$ 0.04	$ 0.01	$ 0.02		$ 0.02	$ (0.43)	$ 0.07	$ (0.04)	$ 0.05	$ 0.12